Other Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [abstract]
Schedule of Other Current Provisions

Other current provisions

in EUR thousands	01.01.2018	Utilization	Released	Added	Translation difference	31.12.2018
Outstanding invoices	393	262	34	840	7	944
Costs for financial statements and auditing	143	141	2	224	-	224
Provisions for litigation costs, current	-	-	-	1,696	-	1,696
Other provisions	26	-	-	1	-	27
Total current provisions	562	403	36	2,761	7	2,891

Schedule of Other Non-current Provisions

Other non-current provisions

EUR thousands	01.01.2018	Utilized	Released	Added	Translation difference	31.12.2018
Provisions for litigation costs, non-current	-	-	-	1,545	-	1,545
Other non-current provisions	-	-	-	1,545	-	1,545